EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated August 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 67 ("Amendment No. 67") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 67 was filed electronically with the Commission (Accession No. 0000950156-97-000592) on July 29, 1997:


                       Eaton Vance Arizona Municipals Fund
                      Eaton Vance Colorado Municipals Fund
                     Eaton Vance Connecticut Municipals Fund
                      Eaton Vance Michigan Municipals Fund
                      Eaton Vance Minnesota Municipals Fund
                     Eaton Vance New Jersey Municipals Fund
                    Eaton Vance Pennsylvania Municipals Fund
                        Eaton Vance Texas Municipals Fund


                                      EATON VANCE MUNICIPALS TRUST



                                      By:  /s/ Eric G. Woodbury
                                      -------------------------------------
                                      Eric G. Woodbury, Assistant Secretary

Date:  August 5, 1997